Statutory Surplus Reserves and Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statutory Surplus Reserves and Restricted Net Assets [Abstract]
Statutory surplus reserve	10.00%
Capital rate	50.00%
Net assets	$ 15,985,627	$ 15,665,860